Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 28, 2012	Dec. 30, 2011	Nov. 10, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	96,960		255,761	19,192
Share-based compensation expense (for stock options, less than $1 million in 2011 and 2010; for suspended award programs, less than $1 million in 2011)	$ 116,000,000		$ 94,000,000	$ 103,000,000
Deferred compensation costs related to unvested awards	108,000,000		122,000,000
Deferred compensation costs related to unvested awards, weighted average period	2 years
Tax benefit (costs) from share-based compensation in financing activities	121,000,000		71,000,000	0
Proceeds from exercise of stock options granted under share-based payment arrangements	199,000,000		179,000,000	124,000,000
Spin-off distribution ratio, spinnee shares received					1
Spin-off distribution ratio, spinnor shares held					10
Total intrinsic value of stock options exercised	131,000,000		158,000,000	124,000,000
Shares reserved under the Stock Plan	32,000,000
Restricted Stock Units, Excluding Service and Performance RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	2,500,000
S&P RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	200,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	2,700,000	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	6,800,000	[2]	7,400,000
Share-based compensation expense (for stock options, less than $1 million in 2011 and 2010; for suspended award programs, less than $1 million in 2011)	101,000,000		83,000,000	90,000,000
Deferred compensation costs related to unvested awards	102,000,000		111,000,000
Vesting period	4 years
Weighted average remaining term for grants outstanding	2 years
Forfeited	300,000
Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	700,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	6,400,000	[3]	6,200,000
Share-based compensation expense (for stock options, less than $1 million in 2011 and 2010; for suspended award programs, less than $1 million in 2011)	12,000,000		9,000,000	12,000,000
Deferred compensation costs related to unvested awards	4,000,000		8,000,000
Forfeited	0
Intrinsic value of stock appreciation rights outstanding (less than $1 million at year-end 2011)	111,000,000		37,000,000
Intrinsic value of stock appreciation rights exercisable	82,000,000		24,000,000
Intrinsic value of stock appreciation rights exercised	6,000,000		2,000,000
Stock Appreciation Rights | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	700,000		1,000,000	700,000
Vesting period	4 years
Expiration period	10 years
Stock Appreciation Rights | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	5,903		5,915	0
Expiration period	10 years
Period until exercisable	1 year
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	100,000
Share-based compensation expense (for stock options, less than $1 million in 2011 and 2010; for suspended award programs, less than $1 million in 2011)	2,000,000		1,000,000	1,000,000
Deferred compensation costs related to unvested awards	2,000,000		3,000,000
Vesting period	4 years
Stock Options Issued from 1990 Through 2000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	15 years
Nonqualified Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Deferred Stock Units | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	31,000		27,000	29,000
Share-based compensation expense (for stock options, less than $1 million in 2011 and 2010; for suspended award programs, less than $1 million in 2011)	$ 1,400,000		$ 1,200,000	$ 1,100,000
Vesting period	1 year
Outstanding units at year-end	261,000		245,000
Weighted average grant-date fair value per share of deferred stock units outstanding as of year end	$ 22		$ 27
Stock Option Program and Stock Appreciation Right Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved under the Stock Plan	11,000,000

[1]	Includes 0.2 million S&P RSUs granted to named executive officers.
[2]	Includes 0.2 million Marriott RSUs held by MVW employees.
[3]	Includes 0.2 million Marriott SARs held by MVW employees.